Stock-based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation

15.       Stock-based Compensation

Vornado's Omnibus Share Plan (the “Plan”), which was approved in May 2010, provides the Compensation Committee of Vornado's Board of Trustees (the “Committee”) the ability to grant incentive and non-qualified Vornado stock options, restricted stock, restricted partnership units and out-performance plan awards to certain of Vornado's employees and officers. Under the Plan, awards may be granted up to a maximum of 6,000,000 Vornado shares, if all awards granted are Full Value Awards, as defined, and up to 12,000,000 shares, if all of the awards granted are Not Full Value Awards, as defined, plus shares in respect of awards forfeited after May 2010 that were issued pursuant to Vornado's 2002 Omnibus Share Plan. Full Value Awards are awards of securities, such as Vornado restricted shares, that, if all vesting requirements are met, do not require the payment of an exercise price or strike price to acquire the securities. Not Full Value Awards are awards of securities, such as Vornado stock options, that do require the payment of an exercise price or strike price. This means, for example, if the Committee were to award only Vornado restricted shares, it could award up to 6,000,000 Vornado restricted shares. On the other hand, if the Committee were to award only Vornado stock options, it could award options to purchase up to 12,000,000 Vornado common shares (at the applicable exercise price). The Committee may also issue any combination of awards under the Plan, with reductions in availability of future awards made in accordance with the above limitations. As of December 31, 2014, Vornado has approximately 4,004,000 shares available for future grants under the Plan, if all awards granted are Full Value Awards, as defined.

In the years ended December 31, 2014, 2013 and 2012, we recognized an aggregate of $36,641,000, $34,914,000 and $30,588,000, respectively, of stock-based compensation expense, which is included as a component of “general and administrative” expenses on our consolidated statements of income. The details of the various components of our stock-based compensation are discussed below.

Out-Performance Plans (“the OPPs”)

OPPs are multi-year, performance-based equity compensation plans under which participants, including Vornado's Chairman and Chief Executive Officer, have the opportunity to earn compensation payable in the form of units if, and only if, Vornado outperforms a predetermined total shareholder return (“TSR”) and/or outperforms the market with respect to a relative TSR in any year during the requisite performance periods as described below.   The aggregate notional amounts of the 2012, 2013, 2014 and 2015 OPPs are $40,000,000, $40,000,000, $50,000,000 and $40,000,000, respectively.

Awards under the 2012 OPP have been earned.  Awards under the 2013 OPP may be earned if Vornado (i) achieves a TSR greater than 14% over the two-year performance measurement period, or 21% over the three-year performance measurement period (the “Absolute Component”), and/or (ii) achieves a TSR above that of the SNL REIT Index (the “Index”) over the two-year or three-year performance measurement period (the “Relative Component”). Awards under the 2014 and 2015 OPP may be earned if Vornado (i) achieves a TSR level greater than 7% per annum, or 21% over the three-year performance measurement periods (the “Absolute Component”), and/or (ii) achieves a TSR above that of the Index over the three-year performance measurement periods (the “Relative Component”). To the extent awards would be earned under the Absolute Component of each of the OPPs, but Vornado underperforms the Index, such awards would be reduced (and potentially fully negated) based on the degree to which Vornado underperforms the Index.  In certain circumstances, in the event Vornado outperforms the Index but awards would not otherwise be fully earned under the Absolute Component, awards may still be earned or increased under the Relative Component.  To the extent awards would otherwise be earned under the Relative Component but Vornado fails to achieve at least a 6% per annum absolute TSR, such awards earned under the Relative Component would be reduced based on Vornado's absolute TSR, with no awards being earned in the event Vornado's TSR during the applicable measurement period is 0% or negative, irrespective of the degree to which Vornado may outperform the Index.  Distributions on awards earned accrue during the performance period.

If the designated performance objectives are achieved, OPP units are also subject to time-based vesting requirements. Awards earned under the OPPs vest 33% in year three, 33% in year four and 34% in year five. Vornado's executive officers (for the purposes of Section 16 of the Exchange Act) are required to hold earned 2013, 2014 and 2015 OPP awards for one year following vesting.

The fair value of the 2012, 2013, 2014 and 2015 OPPs on the date of grant was $12,250,000, $6,814,000, $8,202,000, and $9,120,000, respectively. Such amounts are being amortized into expense over a five-year period from the date of grant, using a graded vesting attribution model. In the years ended December 31, 2014, 2013 and 2012, we recognized $6,185,000, $3,226,000 and $2,826,000, respectively, of compensation expense related to OPPs. As of December 31, 2014, there was $11,937,000 of total unrecognized compensation cost related to the OPPs, which will be recognized over a weighted-average period of 1.4 years.

15.       Stock-based Compensation - continued

Stock Options

Stock options are granted at an exercise price equal to the average of the high and low market price of Vornado's common shares on the NYSE on the date of grant, generally vest over four years and expire 10 years from the date of grant. Compensation expense related to Vornado stock option awards is recognized on a straight-line basis over the vesting period. In the years ended December 31, 2014, 2013 and 2012, we recognized $4,550,000, $8,234,000 and $8,638,000, respectively, of compensation expense related to Vornado stock options that vested during each year. As of December 31, 2014, there was $1,855,000 of total unrecognized compensation cost related to unvested stock options, which is expected to be recognized over a weighted-average period of 1.5 years.

Below is a summary of Vornado's stock option activity for the year ended December 31, 2014.

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding at January 1, 2014	3,248,699	$67.51
Granted	49,088	91.32
Exercised	(434,204)	67.27
Cancelled or expired	(43,468)	104.74
Outstanding at December 31, 2014	2,820,115	$67.38	4.6	$145,317,000
Options vested and expected to vest at
December 31, 2014	2,818,587	$67.37	4.6	$145,271,000
Options exercisable at December 31, 2014	2,606,260	$65.62	4.4	$138,912,000

The fair value of each option grant is estimated on the date of grant using an option-pricing model with the following weighted-average assumptions for grants in the years ended December 31, 2014, 2013 and 2012.

	December 31,
	2014	2013	2012
Expected volatility	36.00%	36.00%	36.00%
Expected life	5.0 years	5.0 years	5.0 years
Risk free interest rate	1.81%	0.91%	1.05%
Expected dividend yield	4.10%	4.30%	4.30%

The weighted average grant date fair value of options granted during the years ended December 31, 2014, 2013 and 2012 was $20.31, $17.18 and $17.50, respectively. Cash received from option exercises for the years ended December 31, 2014, 2013 and 2012 was $17,441,000, $5,915,000 and $9,546,000, respectively. The total intrinsic value of options exercised during the years ended December 31, 2014, 2013 and 2012 was $18,223,000, $3,386,000 and $40,887,000, respectively.

15.       Stock-based Compensation - continued

Restricted Stock

Restricted stock awards are granted at the average of the high and low market price of Vornado's common shares on the NYSE on the date of grant and generally vest over four years. Compensation expense related to restricted stock awards is recognized on a straight-line basis over the vesting period. In the years ended December 31, 2014, 2013 and 2012, we recognized $1,303,000, $1,344,000 and $1,604,000, respectively, of compensation expense related to restricted stock awards that vested during each year. As of December 31, 2014, there was $1,468,000 of total unrecognized compensation cost related to unvested restricted stock, which is expected to be recognized over a weighted-average period of 1.7 years. Dividends paid on unvested restricted stock are charged directly to retained earnings and amounted to $88,000, $110,000 and $200,000 for the years ended December 31, 2014, 2013 and 2012, respectively.

Below is a summary of Vornado's restricted stock activity under the Plan for the year ended December 31, 2014.

		Weighted-Average
		Grant-Date
Unvested Shares	Shares	Fair Value
Unvested at January 1, 2014	29,664	$79.24
Granted	11,475	91.31
Vested	(15,733)	74.61
Cancelled or expired	(2,957)	87.42
Unvested at December 31, 2014	22,449	87.58

Restricted stock awards granted in 2014, 2013 and 2012 had a fair value of $1,048,000, $857,000 and $929,000, respectively. The fair value of restricted stock that vested during the years ended December 31, 2014, 2013 and 2012 was $1,174,000, $1,194,000 and $1,864,000, respectively.

Restricted Operating Partnership Units (“OP Units”)

OP Units are granted at the average of the high and low market price of Vornado's common shares on the NYSE on the date of grant, vest ratably over four years and are subject to a taxable book-up event, as defined. Compensation expense related to OP Units is recognized ratably over the vesting period using a graded vesting attribution model. In the years ended December 31, 2014, 2013 and 2012, we recognized $24,603,000, $22,110,000 and $17,520,000, respectively, of compensation expense related to OP Units that vested during each year. As of December 31, 2014, there was $20,798,000 of total unrecognized compensation cost related to unvested OP Units, which is expected to be recognized over a weighted-average period of 1.7 years. Distributions paid on unvested OP Units are charged to “preferred unit distributions” on our consolidated statements of income and amounted to $2,866,000, $2,598,000 and $3,203,000 in the years ended December 31, 2014, 2013 and 2012, respectively.

Below is a summary of restricted OP unit activity under the Plan for the year ended December 31, 2014.

		Weighted-Average
		Grant-Date
Unvested Units	Units	Fair Value
Unvested at January 1, 2014	765,971	$76.27
Granted	226,638	86.79
Vested	(327,555)	69.48
Cancelled or expired	(6,575)	83.16
Unvested at December 31, 2014	658,479	83.20

OP Units granted in 2014, 2013 and 2012 had a fair value of $19,669,000, $31,947,000 and $16,464,000, respectively. The fair value of OP Units that vested during the years ended December 31, 2014, 2013 and 2012 was $22,758,000, $16,404,000 and $15,014,000, respectively.